Annual Total Returns - Fidelity Managed Retirement 2010 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-06 - Fidelity Managed Retirement 2010 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Class K6
Bar Chart Table:
Annual Return 2020	9.80%